Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.	Convertible Promissory Notes:

On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's principal shareholder, for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of LIBOR plus a margin with quarterly interest payments. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 per share. The Company has deferred three consecutive installments to the final maturity date, as per the terms of the convertible note.

The Company accounted for the issuance of the convertible promissory note in accordance with the beneficial conversion features ("BCF") guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. As of December 31, 2015, the Company had paid the first installment, with the entire payment recorded as a reduction to Additional paid-in capital. As of June 30, 2017, the Company has deferred the installments due for payment on March 19, 2016, September 19, 2016 and March 17, 2017 to the final maturity date.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 13)	-	-	146	146
Balance, June 30, 2016	4,000	(4,000)	249	249
Amortization	-	-	176	176
Balance, December 31, 2016	4,000	(4,000)	425	425
Amortization (Note 13)	-	-	214	214
Balance, June 30, 2017	4,000	(4,000)	639	639

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2015	3,800
Balance, June 30, 2016	3,800
Balance, December 31, 2016	3,800
Balance, June 30, 2017	3,800

On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit will be reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of LIBOR plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 per share. The unsecured revolving convertible promissory note has been amended eight times, increasing the maximum principal amount available to be drawn to $21,165, while also increasing the amount by which the Applicable Limit will be reduced to $3,100. The applicable limit reduction of $3,100 due in September 2017 has been deferred to the note's maturity date in September 2020. The Company has drawn down the entire $21,165 as of June 30, 2017.

The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 13)	-	-	230	230
Balance, June 30, 2016	21,165	(21,165)	261	261
Additions	-	-	-	-
Amortization	-	-	611	611
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 13)	-	-	534	534
Balance, June 30, 2017	21,165	(21,165)	1,406	1,406

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, June 30, 2016	21,165
Intrinsic value of BCF	-
Balance, December 31, 2016	21,165
Balance, June 30, 2017	21,165

b.	Loan Agreements:

On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels M/V Lordship and M/V Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that could be borrowed under the facility to up to $12,800 (to partially finance the remaining payment for the M/V Lordship and the M/V Knightship) and extended the maturity date to the earlier of (i) February 28, 2018 and (ii) the date falling 14 months from the final drawdown date. As of December 31, 2016, the Company had drawn down the entire $12,800. The maturity date may be extended, at the Company's option, to the earlier of (i) February 28, 2019 and (ii) the date falling 26 months from the final drawdown date. The Company intends to extend the maturity date. The facility bears interest at LIBOR plus a margin of 9% per annum and is repayable in one bullet payment together with accrued interest thereon to the maturity date. The facility further provided that the Company was required to prepay Jelco (i) in the event of a public offering by the Company of Seanergy Maritime Holdings Corp's securities, an amount equal to 25 percent of the net offering proceeds and (ii) $1,900 upon the delivery of the M/V Knightship. Seanergy Maritime Holdings Corp. is the borrower under this facility. The margin may be decreased by 2% upon a $5,000 prepayment by the Company or increased by 1.5% if the maturity date is extended in accordance with the terms of the facility. The facility is secured by second priority mortgages and general assignments covering earnings, insurances and requisition compensation on the M/V Lordship and the M/V Knightship, and the vessel owning subsidiaries that own the M/V Lordship and the M/V Knightship have provided a guarantee to Jelco for Seanergy Maritime Holdings Corp.'s obligations under this facility. On December 14, 2016, following the delivery of M/V Knightship on December 13, 2016, the company prepaid Jelco $1,900 in accordance with the facility provisions. Additionally, on December 14, 2016, following the completion of the Company's public offering of 10,000,000 of its common shares on December 13, 2016 (Note 12), the company prepaid Jelco $5,000 in accordance with the facility provisions. The $5,000 comprised of (i) $3,430 mandatory prepayment as per the 25 percent of the then estimated net offering proceeds provision described above and (ii) $1,570 voluntary prepayment. As a result of the $5,000 prepayment, the margin was reduced by 2% to 7%. As of June 30, 2017, $5,900 was outstanding under this loan facility. The balance sheet amount is shown net of deferred financing costs.

On March 28, 2017, the Company entered into a $47,500 secured loan agreement with Jelco. Under the terms of this agreement, Jelco would make available this facility to the Company, in the event that the Company is not able to secure third party financing to partly fund the Natixis settlement agreement (Note 8), as well as the balance purchase price of the M/V Partnership (Notes 7 and 8). On May 31, 2017, the Company acquired the M/V Partnership without making use of this agreement (Notes 7 and 8). As a result, Jelco will make available an advance of up to $18,000 to partly refinance the Natixis settlement agreement. The advance will be available up to the earlier of (i) May 2, 2018 and (ii) the date on which the advance is fully borrowed, cancelled or terminated. However, the advance is subject to the satisfaction of certain customary conditions precedent as well as obtaining an independent third party fairness opinion for resetting the conversion price to be included in an amendment to the convertible promissory note dated September 7, 2015, issued by the Company to Jelco, and such conversion price to be amended to the lower of (i) the conversion price as defined in the note and (ii) a price determined by an independent third party that is determined to be fair to all the Company's shareholders. The facility will bear interest at 3-month LIBOR plus a 7% margin. The loan will be payable in one bullet payment and the repayment date will be fourteen months from the final drawdown date. The facility will be secured by a first preferred mortgage of the M/V Championship and a general assignment to cover earnings, insurances, charter parties and requisition compensation and technical and commercial managers' undertakings. The vessel owning subsidiary that owns the M/V Championship will provide a guarantee to Jelco for Seanergy's obligations under the facility. As of June 30, 2017, $18,000 are available under the loan dated March 28, 2017. Following the events disclosed in Note 16, this loan agreement will be terminated.

On May 24, 2017, the Company entered into an up to $16,200 loan facility with Jelco to partially finance the acquisition of the M/V Partnership. The Company drew down the $16,200 on May 24, 2017. On June 22, 2017 and on August 22, 2017, the Company entered into supplemental letters with Jelco to amend the terms of this loan facility, whereby the repayment of $4,750 was deferred until September 29, 2017. The loan facility bears interest at LIBOR plus a margin of 7% per annum which is payable quarterly. The principal is repayable in two amounts: (i) $4,750 is due until September 29, 2017 and (ii) $11,450 is due on the maturity date, May 24, 2018.  The maturity date may, at the Company's option, be extended to May 24, 2019. The Company intends to extend the maturity date. The margin will be increased by 1.5% if the maturity date is extended. The facility is secured by second priority mortgage and general assignments covering earnings, insurances and requisition compensation on the M/V Partnership, and the vessel owning subsidiary that owns the M/V Partnership has provided a guarantee to Jelco for Seanergy Maritime Holdings Corp.'s obligations under this facility.